Financial instruments (Details 5) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		193
Transfers in, liabilities		0
Transfers out, liabilities		(195)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		0
Settlements, liabilities		0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		2
Balance at end of period, liabilities		0
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	25
Transfers in, liabilities	0
Transfers out, liabilities	0
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	53
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	(13)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	(3)
Balance at end of period, liabilities	62
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	5,356	7,343
Transfers in, liabilities	1,024	704
Transfers out, liabilities	(814)	(980)
Purchases, liabilities	53	36
Sales, liabilities	(155)	(271)
Issuances, liabilities	489	465
Settlements, liabilities	(1,125)	(1,282)
Gain (loss) on transfers in/out included in trading revenues, liabilities	124	41
Gain (loss) on all other activity included in trading revenues, liabilities	252	47
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	165	28
Balance at end of period, liabilities	5,369	6,131
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,357	1,588
Transfers in, liabilities	59	79
Transfers out, liabilities	(132)	(377)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	82	63
Settlements, liabilities	(43)	(67)
Gain (loss) on transfers in/out included in trading revenues, liabilities	3	23
Gain (loss) on all other activity included in trading revenues, liabilities	(269)	13
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	38	12
Balance at end of period, liabilities	1,095	1,334
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,648	2,836
Transfers in, liabilities	15	1
Transfers out, liabilities	(14)	(167)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	13	0
Settlements, liabilities	(472)	(496)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	20
Gain (loss) on all other activity included in trading revenues, liabilities	73	1
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	50	10
Balance at end of period, liabilities	1,312	2,205
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	819	1,520
Transfers in, liabilities	808	520
Transfers out, liabilities	(267)	(313)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	71	69
Settlements, liabilities	(226)	(459)
Gain (loss) on transfers in/out included in trading revenues, liabilities	40	30
Gain (loss) on all other activity included in trading revenues, liabilities	89	(113)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	27	2
Balance at end of period, liabilities	1,361	1,256
Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,003	1,022
Transfers in, liabilities	111	62
Transfers out, liabilities	(302)	(109)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	275	236
Settlements, liabilities	(308)	(191)
Gain (loss) on transfers in/out included in trading revenues, liabilities	90	(32)
Gain (loss) on all other activity included in trading revenues, liabilities	341	(99)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	34	0
Balance at end of period, liabilities	1,244	889
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	124	236
Transfers in, liabilities	46	4
Transfers out, liabilities	(34)	(60)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	203	129
Settlements, liabilities	(86)	(233)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4)	(6)
Gain (loss) on all other activity included in trading revenues, liabilities	(61)	9
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	5	(1)
Balance at end of period, liabilities	193	78
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	10,098	12,715
Transfers in, liabilities	1,728	1,493
Transfers out, liabilities	(1,209)	(1,654)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	2,818	1,438
Settlements, liabilities	(2,787)	(2,852)
Gain (loss) on transfers in/out included in trading revenues, liabilities	16	116
Gain (loss) on all other activity included in trading revenues, liabilities	(51)	351
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	347	70
Balance at end of period, liabilities	10,960	11,677
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6,189	7,576
Transfers in, liabilities	321	657
Transfers out, liabilities	(893)	(852)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,966	1,039
Settlements, liabilities	(1,160)	(1,517)
Gain (loss) on transfers in/out included in trading revenues, liabilities	12	59
Gain (loss) on all other activity included in trading revenues, liabilities	(352)	152
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	223	53
Balance at end of period, liabilities	6,306	7,167
Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,551	3,585
Transfers in, liabilities	1,369	744
Transfers out, liabilities	(196)	(716)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	438	173
Settlements, liabilities	(1,274)	(1,171)
Gain (loss) on transfers in/out included in trading revenues, liabilities	10	53
Gain (loss) on all other activity included in trading revenues, liabilities	114	147
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	76	6
Balance at end of period, liabilities	3,088	2,821
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,847	3,890
Transfers in, liabilities	31	131
Transfers out, liabilities	(131)	(46)
Purchases, liabilities	62	273
Sales, liabilities	(280)	(668)
Issuances, liabilities	1	1
Settlements, liabilities	(58)	(219)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(16)	(7)
Gain (loss) on all other activity included in trading revenues, liabilities	(18)	80
Gain (loss) on transfers in/out included in other revenues, liabilities	26	0
Gain (loss) on all other activity included in other revenues, liabilities	135	115
Foreign currency translation impact, liabilities	77	7
Balance at end of period, liabilities	2,676	3,557
Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,160	1,909
Transfers in, liabilities	12	72
Transfers out, liabilities	(77)	(19)
Purchases, liabilities	45	266
Sales, liabilities	(230)	(661)
Issuances, liabilities	0	0
Settlements, liabilities	0	(46)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4)	0
Gain (loss) on all other activity included in trading revenues, liabilities	(8)	144
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	38	6
Balance at end of period, liabilities	936	1,671
Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	18,450	24,377
Transfers in, liabilities	2,829	2,332
Transfers out, liabilities	(2,188)	(2,935)
Purchases, liabilities	115	309
Sales, liabilities	(435)	(939)
Issuances, liabilities	3,564	2,033
Settlements, liabilities	(4,056)	(4,586)
Gain (loss) on transfers in/out included in trading revenues, liabilities	120	144
Gain (loss) on all other activity included in trading revenues, liabilities	109	487
Gain (loss) on transfers in/out included in other revenues, liabilities	26	0
Gain (loss) on all other activity included in other revenues, liabilities	135	115
Foreign currency translation impact, liabilities	591	106
Balance at end of period, liabilities	19,260	21,443